FORM N-SAR
                            SEMI-ANNUAL REPORT
                    FOR REGISTERED INVESTMENT COMPANIES




Report for six month period ending:   /  /         (a)

                  or fiscal year ending: 12/31/01  (b)

Is this a transition report:  (Y/N)    N


Is this an amendment to a previous filing:  (Y/N)    Y


Those items or sub-items with a box "[ ]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.  A.  Registrant Name: CG Variable Annuity Separate Account

    B.  File Number:  811-06691

    C.  Telephone Number: 860-726-7982


2.  A. Street: 280 Trumbull Street

    B.  City:Hartford  C.  State: CT   D.  Zip Code: 06103     Zip Ext.:2251

    E.  Foreign Country:                      Foreign Postal Code:

3.  Is this the first filing on this form by Registrant? (Y/N)   N


4.  Is this the last filing on this form by Registrant?  (Y/N)      N


5.  Is Registrant a small business investment company (SBIC)?  (Y/N)   N
         [If answer is "Y" (Yes), complete only items 89 through 110.]


6.  Is Registrant a unit investment trust (UIT)? (Y/N)      Y
         [If answer is "Y" (Yes), complete only items 111 through 132.]

For period ending    12/31/01               If filing more than one

File number 811-06691                       Page 47, "X" box:  [ ]



UNIT INVESTMENT TRUSTS


111. A. [  ] Depositor Name: Connecticut General Life Insurance Company

     B. [  ]  File Number (If any):

     C. [  ]  City: Hartford     State: CT    Zip Code: 06103  Zip Ext.:2215

        [  ]  Foreign Country:              Foreign Postal Code:


111.  A. [  ]  Sponsor Name:

      B. [  ]  File Number (If any):

      C. [  ]  City:          State:              Zip Code:         Zip Ext.:

         [  ]  Foreign Country:              Foreign Postal Code:


112. A. [  ] Depositor Name:

     B. [  ]  File Number (If any):

     C. [  ]  City:            State:           Zip Code:         Zip Ext.:

        [  ]  Foreign Country:               Foreign Postal Code:


112.  A. [  ]  Sponsor Name:

      B. [  ]  File Number (If any):

      C. [  ]  City:        State:              Zip Code:         Zip Ext.:

         [  ]  Foreign Country:                Foreign Postal Code:

For period ending    12/31/01                 If filing more than one

File number 811-06691                         Page 48, "X" box:  [ ]



113. A. [  ] Trustee Name:

     B. [  ]  City:        State:           Zip Code:         Zip Ext.:

        [  ]  Foreign Country:               Foreign Postal Code:


113.  A. [  ] Trustee Name:

      B. [  ]  City:         State:              Zip Code:         Zip Ext.:

         [  ]  Foreign Country:               Foreign Postal Code:


114. A. [  ] Principal Underwriter Name: Lincoln Financial Distributors, Inc.

     B. [  ]  File Number: 8-

     C. [  ]  City: 350 Church Street, Hartford  State: CT   Zip Code: 06103

        [  ]  Foreign Country:                 Foreign Postal Code:


114.  A. [  ] Principal Underwriter Name:

      B. [  ]  File Number: 8-

      C. [  ]  City:        State:              Zip Code:         Zip Ext.:

         [  ]  Foreign Country:                 Foreign Postal Code:

115. A. [  ] Independent Public Accountant Name: Deloitte & Touche LLP

     B. [  ]  City:Chicago  State: IL     Zip Code:60601     Zip Ext.:6779

        [  ]  Foreign Country:                   Foreign Postal Code:


115.  A. [  ] Independent Public Accountant Name: Pricewaterhouse Coopers LLP

      B. [  ]  City:100 Pearl Street, Hartford  State: CT Zip Code:06103
                  Zip Ext.: 3598

         [  ]  Foreign Country:                   Foreign Postal Code:

For period ending   12/31/01              If filing more than one

File number 811-06691                     Page 49, "X" box:  [ ]



116.  Family of investment companies information:

      A.  [  ] Is Registrant part of a family of investment companies? (Y/N)

      B.  [  ] Identify the family in 10 letters: __ __ __ __ __ __ __ __ __ __

      (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)


117.  A. [  ] Is Registrant a separate account of an insurance company?
                        (Y/N)    Y


      If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

      B. [  ] Variable annuity contracts?  (Y/N)  Y


      C. [  ] Scheduled premium variable life contracts?  (Y/N)


      D. [  ]  Flexible premium variable life contracts?  (Y/N)


      E. [  ]  Other types of insurance products registered under the
                   Securities Act of 1933?  (Y/N)



118. [ ] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933. 1


119. [ ] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period. 0


120. [ ] State the total value of the portfolio securities on the date of deposit for new series included in item 119 ($000's omitted). $0


121. [ ] State the number of series for which a current prospectus was in existence at the end of the period. 1


122. [ ] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period. 0

For period ending   12/31/01                  If filing more than one

File number 811-06691                         Page 50, "X" box:  [ ]



123. [  ] State the total value of the additional units considered in answering
item 122 ($000's omitted)                            $0


124. [ ] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent
series) ($000's omitted)                             $0


125. [ ] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of
Registrant ($000's omitted)                           $0


126. [ ] Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.)
($000's omitted)                                      $ 0
                                                      ------


127. [ ] List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                            Number of         Total Assets                       Total Income
                                               Series             ($000's                        Distributions
                                            Investing             omitted)                       ($000's omitted)

A.  U.S. Treasury direct issue                                 $                                 $
                                           --------------     ---------------                    ----------------
B.  U.S. Government Agency                                     $                                 $
                                           --------------     ---------------                    ----------------
C.  State and municipal tax-free                               $                                 $
                                           --------------     ---------------                    ----------------
D.  Public utility debt                                        $                                 $
                                           --------------     ---------------                    ----------------
E.  Brokers or dealers debt or debt
     of brokers' or dealers' parent                            $                                 $
                                           --------------     ---------------                    ----------------
F.  All other corporate intermed. &
     long-term debt                                            $                                 $
                                           --------------     ---------------                    ----------------
G.  All other corporate short-term
     debt                                                      $                                 $
                                           --------------     ---------------                    ----------------
H.  Equity securities of broker or
     dealers or parents of brokers or
     dealers                                                   $                                 $
                                           --------------     ---------------                    ----------------
I.  Investment company equity
    securities                                                 $                                 $
                                           --------------     ---------------                    ----------------
J.  All other equity securities                                $ 795,351                         $ 28,046
                                           --------------     ---------------                    ----------------
K.  Other securities                                           $                                 $
                                           --------------     ---------------                    ----------------
L.  Total assets of all series of
    registrant                                                 $                                 $
                                           --------------      --------------                    ----------------

For period ending    12/31/01                      If filing more than one

File number 811-06691                              Page 51, "X" box:  [ ]



128. [ ] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer?
                (Y/N)  N

         [If answer is "N" (No), go to item 131.]

129. [ ] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)

         [If answer is "N" (no), go to item 131.]

130. [ ] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)


131.  Total expenses incurred by all series of Registrant during the current
reporting period ($000's omitted)                     $ 13,227


132. [ ] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:


         811- 6691                  811-                      811-                      811-                       811-

         811-                       811-                      811-                      811-                       811-

         811-                       811-                      811-                      811-                       811-

         811-                       811-                      811-                      811-                       811-

         811-                       811-                      811-                      811-                       811-

         811-                       811-                      811-                      811-                       811-

         811-                       811-                      811-                      811-                       811-

         811-                       811-                      811-                      811-                       811-

         811-                       811-                      811-                      811-                       811-



This Form N-Sar is signed on behalf of the registrant (or depositor or trustee) in the City of Northbrook and State of Illinois on the 1st day of March, 2002.

                    CONNECTICUT GENERAL LIFE INSURANCE COMPANY
                    CG VARIABLE ANNUITY SEPARATE ACCOUNT

                    By: /s/ MICHAEL J. VELOTTA
                       ------------------------------------
                       Michael J. Velotta
                       Vice President, Secretary and General Counsel

                       Allstate Life Insurance Company
                       On Behalf of Connecticut General Life Insurance Company


(Seal)